Goodwill and intangible assets - Critical accounting estimates and judgements (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Determining the carrying value of CGUs
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The review of goodwill for impairment involves calculating a value in use (VIU) valuation which is compared to the carrying value of a CGU associated with the goodwill to determine whether any impairment has occurred.
Description of basis on which unit's recoverable amount has been determined	Key judgements include determining the carrying value of the CGU, the cash flows and discount rates used in the calculation.
Explanation of goodwill not allocated to cash-generating unit	The Education, Social Housing and Local Authority (ESHLA) portfolio has been excluded from the Business Banking CGU cash flows. This is a legacy loan portfolio which was previously within the Non-Core bank and was not part of the business to which the goodwill relates. As such, the cash flows relating to this portfolio have been excluded from the Business Banking VIU calculation.
Explanation of period over which management has projected cash flows		5-year
Yield used to discount cash flows that do not vary based on returns on underlying items	0.15%
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 3,891	£ 3,899
Internally generated [member] | Software [member]
Outcome of goodwill and intangibles review and Other intangible assets
Intangibles impairment	£ 153
Cashflows
Determining the carrying value of CGUs
Description of management's approach to determining values assigned to key assumptions	The cash flow forecasts used by management involve judgement and are based upon a view of the future prospects of the business and market conditions at the point in time the assessment is prepared. The estimation of pre-tax cash flows is sensitive to the periods for which detailed forecasts are available and to assumptions regarding long-term sustainable cash flows.
Description of key assumptions on which management has based cash flow projections	The 5-year cash flows used in the calculation are based on the formally agreed medium term plans approved by the Board. These are prepared using macroeconomic assumptions which management consider reasonable and supportable, and reflect business agreed initiatives for the forecast period. The macroeconomic assumptions underpinning the medium term plan were determined in August 2020 and management has considered whether there are subsequent significant changes in those assumptions which would adversely impact the results of the impairment review.
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Cash flows: The medium term plans used to determine the cash flows used in the VIU calculation rely on macroeconomic forecasts, including interest rates, GDP and unemployment, and forecast levels of market and client activity. Interest rate assumptions impact planned cash flows from both customer income and structural hedge contributions and therefore cash flow expectations are highly sensitive to movements in the yield curve. The cash flows also contain assumptions with regards to the prudential and financial conduct regulatory environment which may be subject to change. Given the current level of economic uncertainty, a 10% reduction in cash flows has been provided to show the sensitivity of the outcome to a change in these key assumptions.
Discount rate
Determining the carrying value of CGUs
Description of management's approach to determining values assigned to key assumptions	The discount rates applied to the future cash flows also involve judgement as they can have a significant impact on the valuation. The discount rates used are compared to market participants to ensure that they are appropriate and based on an estimated cost of equity for each CGU.
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Discount rate: The discount rate should reflect the market risk free rate adjusted for the inherent risks of the business it is applied to. Management have identified discount rates for comparable businesses and consider these to be a reasonable estimate of a suitable market rate for the profile of the business unit being tested. The risk that these discount rates may not be appropriate is quantified below and show the impact of a 100 bps change in the discount rate.
Terminal growth rate
Determining the carrying value of CGUs
Description of management's approach to determining values assigned to key assumptions	The choice of a terminal growth rate used to determine the present value of the future cash flows of the CGUs is also a judgement that can impact the outcome of the assessment. The terminal growth rate and discount rates used may vary due to external market rates and economic conditions that are beyond management’s control.
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	Terminal growth rate: The terminal growth rate is used to estimate the cash flows into perpetuity based on the expected longevity of the CGU’s businesses. The terminal growth rate is sensitive to uncertainties in the macroeconomic environment. The risk that using inflation data may not be appropriate for its determination is quantified below and shows the impact of 100 bps change in the terminal value.
Min [member]
Determining the carrying value of CGUs
Discount rate	12.00%	11.00%
Terminal growth rate	1.50%	2.00%
Max [member]
Determining the carrying value of CGUs
Discount rate	16.30%	13.30%
Barclays UK [member]
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 3,381
Barclays UK [member] | Cashflows
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	10% reduction in forecasted cash flows
Barclays UK [member] | Discount rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	100 bps increase in the discount rate
Barclays UK [member] | Terminal growth rate
Sensitivity of key judgements
Description of key assumptions on which management has based determination of fair value less costs of disposal	100 bps decrease in terminal growth rate
Personal Banking | Barclays UK [member]
Determining the carrying value of CGUs
Discount rate	13.51%
Terminal growth rate	2.00%
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 2,752	£ 2,718
Woolwich | Barclays UK [member]
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 2,501	2,501
Business Banking | Barclays UK [member]
Determining the carrying value of CGUs
Discount rate	13.81%
Terminal growth rate	2.00%
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 629	£ 629